Inventory	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory

Note 6. Inventory

The components of inventory at December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
	2023	2022
Work in progress	$451,986	$457,646
Inventory, net	$451,986	$457,646

Work In Progress only reflects the value of products in intermediate production stages and excludes the value of finished products being held as inventory in anticipation of future sales and raw materials not yet incorporated into an item for sale. Consisting of materials used for EAWD water generator, commercial solar panels supply, and materials used for construction of a charging station.